Document And Entity Information	Sep. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	EVI Industries, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 08, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-14757
Entity, Tax Identification Number	11-2014231
Entity, Address, Address Line One	4500 Biscayne Blvd.
Entity, Address, Address Line Two	Suite 340
Entity, Address, City or Town	Miami
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	402-9300
Title of 12(b) Security	Common Stock
Trading Symbol	EVI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000065312